Quarterly Financial Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

The following information has been derived from unaudited consolidated statements that, in the opinion of management, include all recurring adjustments necessary for a fair statement of such information.

	Three Months Ended 2016
	March 31	June 30	September 30	December 31
Operating loss	$(1,796,159)	$(1,979,021)	$(2,008,917)	$(2,280,957)
Net loss	(1,818,977)	(2,063,836)	(2,141,826)	(2,446,022)
Basic and diluted net loss per share	$(0.350)	$(0.390)	$(0.410)	$(0.450)

	Three Months Ended 2015
	March 31	June 30	September 30	December 31
Operating loss	$(1,800,363)	$(1,732,163)	$(1,657,469)	$(1,838,491)
Net loss	(1,802,126)	(1,733,112)	(1,658,405)	(1,837,869)
Basic and diluted net loss per share	$(0.370)	$(0.360)	$(0.320)	$(0.350)